Deposits (Amounts and scheduled maturities of all certificates of deposit) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
Time deposits, $250,000 or more	$ 69,600,000	$ 53,100,000
Time Deposits, Fiscal Year Maturity [Abstract]
Within 1 Year	142,490,027	163,680,585
After 1 Year, Within 2 Years	57,481,254	45,089,513
After 2 Years, Within 3 Years	22,273,310	22,483,793
After 3 Years, Within 4 Years	18,114,738	8,996,498
After 4 Years, Within 5 Years	12,891,700	16,633,151
Thereafter	0	0
Time Deposits	$ 253,251,029	$ 256,883,540